SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2026
Share-based payment arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
The changes in the common shares issued and outstanding during the period presented were as follows:

	Note	Number of common shares	Share capital
Balance, at March 31, 2024		98,219,496	$865,897
Exercise of stock options		19,261	639
Common shares purchased and held in trust		(332,165)	(14,690)
Repurchase of common shares		(1,020,887)	(9,831)
Balance, at March 31, 2025		96,885,705	$842,015
Exercise of stock options		472,230	16,099
Common shares purchased and held in trust	19	(238,621)	(9,616)
Settlement of RSUs	19	186,896	7,161
Repurchase of common shares		(308,758)	(2,854)
Balance, at March 31, 2026		96,997,452	$852,805